Risk management - Forborne Loans Roll Forward (Details) - Credit risk - Forborne loan portfolio € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Changes in the portfolio
Beginning balance	€ 30,527
Refinancing and restructuring of the period	2,828
Memorandum item: Impact recorded in the income statement for the period	1,177
Debt repayment	(3,880)
Foreclosure	(249)
Derecognized from the consolidated balance sheet	(892)
Other changes	(3,047)
Balance at end of year	€ 25,287